Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Purchase Price Allocation of Acquisition

The following represents the purchase price allocation at the date of acquisition:

August 2, 2019
Cash and cash equivalents	27,764
Other current assets	387,450
Non-current assets	733,972
Current liabilities	(900,586)
Non-current liabilities	(310,502)
NCI	12,380
Net liabilities	(49,522)
Less: Purchase price	1
Goodwill	$49,523